SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 34,474,814	$ 4,723,872	¥ 24,903,166	¥ 13,292,982
Total net revenues, percentage	100.00%	100.00%	100.00%	100.00%
Allowance for doubtful accounts	¥ 0		¥ 0
Receivables due from partners	111,300		80,665		$ 15,244
Deferred revenues	153,200		123,400		$ 21,000
Revenues from product sales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 26,729,500	$ 3,662,600	¥ 18,677,390	¥ 10,223,720
Revenues from product sales | Product concentration risk | Product and services benchmark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues, percentage	77.50%	77.50%	75.00%	76.90%
Revenues from freshly brewed drinks
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 24,501,085	$ 3,357,233	¥ 16,877,880	¥ 9,079,349
Revenues from freshly brewed drinks | Product concentration risk | Product and services benchmark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues, percentage	71.10%	71.10%	67.80%	68.30%
Revenues from other products
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 1,685,413	$ 230,942	¥ 1,241,868	¥ 686,837
Revenues from other products | Product concentration risk | Product and services benchmark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues, percentage	4.90%	4.90%	5.00%	5.20%
Revenues from others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 543,025	$ 74,407	¥ 557,642	¥ 457,534
Revenues from others | Product concentration risk | Product and services benchmark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues, percentage	1.50%	1.50%	2.20%	3.40%
Revenues from partnership stores
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 7,745,291	$ 1,061,290	¥ 6,225,776	¥ 3,069,262
Revenues from partnership stores | Product concentration risk | Product and services benchmark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues, percentage	22.50%	22.50%	25.00%	23.10%
Revenues from self-operated stores
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 25,591,700	$ 3,506,700	¥ 17,880,100	¥ 9,786,200
Partnership stores - material sales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	5,538,600	758,900	4,157,600	2,011,200
Partnership stores - Other services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	769,800	105,500	510,800	352,100
Partnership stores - profit sharing
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	848,800	116,300	680,200	427,900
Partnership stores - equipment sales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 588,200	$ 80,600	¥ 877,200	¥ 278,100